The Tocqueville Fund
Schedule of Investments as of January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks - 96.6%
Automobiles & Components - 1.2%
Ford Motor Co.	400,000	$3,528,000
Banks - 1.1%
Bank of America Corp.	100,000	3,283,000
Capital Goods - 9.5%
Arconic, Inc.	175,000	5,241,250
Caterpillar, Inc.	25,000	3,283,750
Deere & Co.	20,000	3,171,600
Illinois Tool Works, Inc.	30,000	5,249,400
Parker-Hannifin Corp.	15,000	2,935,350
Raytheon Co.	10,000	2,209,400
The Boeing Co.	10,000	3,182,700
United Technologies Corp.	15,000	2,253,000
		27,526,450
Commercial & Professional Services - 1.3%
Steelcase, Inc. - Class A	200,000	3,722,000
Consumer Services - 2.2%
McDonald's Corp.	30,000	6,419,100
Diversified Financials - 2.4%
Capital One Financial Corp.	25,000	2,495,000
The Bank of New York Mellon Corp.	100,000	4,478,000
		6,973,000
Energy - 5.3%
Exxon Mobil Corp.	100,000	6,212,000
Noble Energy, Inc.	200,000	3,954,000
Schlumberger Ltd. (a)	150,000	5,026,500
		15,192,500
Food & Staples Retailing - 3.0%
Walmart, Inc.	75,000	8,586,750
Food, Beverage & Tobacco - 3.7%
Constellation Brands, Inc. - Class A	10,000	1,883,000
The Coca-Cola Co.	150,000	8,760,000
		10,643,000
Health Care Equipment & Services - 1.5%
Abbott Laboratories	50,000	4,357,000
Household & Personal Products - 5.8%
Colgate-Palmolive Co.	100,000	7,378,000
The Procter & Gamble Co.	75,000	9,346,500
		16,724,500
Insurance - 2.3%
Aflac, Inc.	100,000	5,157,000
MetLife, Inc.	30,000	1,491,300
		6,648,300
Materials - 8.0%
BHP Group Ltd. - ADR (a)	50,000	2,555,500
Dow, Inc.	33,333	1,535,651

DuPont de Nemours, Inc.	33,333	1,705,983
Nutrien Ltd. (a)	50,000	2,134,500
Pan American Silver Corp. (a)	100,000	2,298,000
Sonoco Products Co.	75,000	4,285,500
Vulcan Materials Co.	40,000	5,665,200
Wheaton Precious Metals Corp. (a)	100,000	2,945,000
		23,125,334
Media & Entertainment - 7.5%
Alphabet, Inc. - Class A (b)	6,500	9,313,070
Facebook, Inc. - Class A (b)	20,000	4,038,200
The Walt Disney Co.	50,000	6,915,500
World Wrestling Entertainment, Inc. - Class A	25,000	1,222,000
		21,488,770
Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
Biogen, Inc. (b)	10,000	2,688,500
Ionis Pharmaceuticals, Inc. (b)	40,000	2,332,800
Johnson & Johnson	30,000	4,466,100
Merck & Co., Inc.	100,000	8,544,000
Pfizer, Inc.	200,000	7,448,000
		25,479,400
Retailing - 3.5%
Amazon.com, Inc. (b)	5,000	10,043,600
Semiconductors & Semiconductor Equipment - 8.5%
Applied Materials, Inc.	150,000	8,698,500
Intel Corp.	125,000	7,991,250
NVIDIA Corp.	15,000	3,546,450
QUALCOMM, Inc.	50,000	4,265,500
		24,501,700
Software & Services - 7.4%
Automatic Data Processing, Inc.	50,000	8,569,500
Microsoft Corp.	75,000	12,767,250
		21,336,750
Technology Hardware & Equipment - 3.2%
Apple, Inc.	30,000	9,285,300
Telecommunication Services - 2.1%
Verizon Communications, Inc.	100,000	5,944,000
Transportation - 3.6%
Delta Air Lines, Inc.	100,000	5,574,000
FedEx Corp.	15,000	2,169,600
Kansas City Southern	15,000	2,530,350
		10,273,950
Utilities - 4.7%
NextEra Energy, Inc.	50,000	13,410,000
Total Common Stocks (Cost $133,491,946)		278,492,404

Real Estate Investment Trust (REIT) - 2.5%
Real Estate - 2.5%
Weyerhaeuser Co.	250,000	7,237,500
Total Real Estate Investment Trust (Cost $4,725,263)		7,237,500

Exchange-Traded Fund (ETF) - 0.5%
Diversified Financials - 0.5%
SPDR Gold Shares (b)	10,000	1,493,300
Total Exchange-Traded Fund (Cost $1,479,384)		1,493,300

Short-Term Investment - 0.0%
Money Market Mutual Fund - 0.0%
STIT-Treasury Portfolio - Institutional Class, 1.464% (c)	29,982	29,982
Total Short-Term Investment (Cost $29,982)		29,982

Total Investments (Cost $139,726,575) - 99.6%		287,253,186
Other Assets in Excess of Liabilities - 0.4%		1,145,364
Total Net Assets - 100.0%		$288,398,550

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Australia 0.9%; Canada 2.6%; Curacao 1.7%.
(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.